Equity - Share capital (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) item $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Number of interim dividend payments declared | item		4
Dividends paid, per share | $ / shares		$ 0.013
Dividends paid, ordinary shares | $		$ 2,440	$ 0
Cash dividends to be paid | $	$ 2,613	$ 2,613
Cash dividends to be paid, per share | $ / shares		$ 0.014
Dividends paid to non-controlling interests | $		$ 2,917	1,470
Issue of share capital | $		$ 1,962	$ 1,962
Treasury shares		1,536,435	1,440,787
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding		187,345,881
Par value per share | $ / shares		$ 0.01	$ 0.01
Issue of share capital | $		$ 1,962	$ 1,962
Number of unauthorized but unissued shares.		17,425,291
Number of shares outstanding, including treasury shares		188,882,316	188,882,316
Grupo Villar Mir SAU | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding		67,515,434
Outstanding shares owned by main shareholders (as a percentage)		36.00%
Cooper Creek Partners Management LLC | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding		14,990,483
Outstanding shares owned by main shareholders (as a percentage)		8.00%
Others | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding		106,376,399
Shares In Treasury | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding		1,536,435